Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
Note
21
–
Subsequent Events

Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including estimates inherent in the process of preparing financial statements. Nonrecognized subsequent events are events that provide evidence about conditions that did not
exist at the date of the balance sheet but arose after that date. Management has reviewed all events occurring through the date the financial statements were available to be issued and determined the following subsequent events required disclosure:

On
January 4, 2021,
Quaint Oak Bank, the wholly-owned subsidiary of Quaint Oak Bancorp, Inc., invested
$3.0
million for a
51%
majority ownership interest in Oakmont Capital Holdings, LLC (“Oakmont”), a multi-state equipment finance company based in West Chester, Pennsylvania with a second
significant facility located in Albany, Minnesota. Oakmont has been providing commercial equipment financing and working capital throughout all
50
states since
1998.
Quaint Oak Bank and Oakmont have had an existing business relationship since
2015.
The investment in Oakmont provides additional financial resources to support Oakmont's national expansion plans within the equipment finance industry as well as support an expansion of Oakmont's business lines, while adding an equipment finance company to Quaint Oak Bank's subsidiary companies.